CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Ordinary shares [member]	Warrants [Member]	Share options and RSU [Member]	Contributed surplus [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2018	$ 212,903	$ 2,494	$ 5,841	$ 18,906	$ (121,798)	$ (1,716)	$ 116,630
Balance (in shares) at Dec. 31, 2018	107,998,902
Statement of equity [Line Items]
Net loss	$ 0	0	0	0	(8,915)	0	(8,915)
Other comprehensive income	0	0	0	0	0	434	434
Share-based compensation expense recognized	$ 0	0	4,470	0	0	0	4,470
Credit Facility fee (in shares)	171,480
Credit Facility fee - shares	$ 211	0	0	0	0	0	211
Equity Offering, net of issuance costs	$ 10,283	105					10,388
Equity Offering, net of issuance costs (in shares)	8,342,200
Exercise of share options	$ 1,149		(384)				765
Exercise of share options (in shares)	852,500
Exercise of warrants	$ 3,726	(1,039)					2,687
Exercise of warrants (in shares)	1,315,266
Share options forfeited or expired			(442)	442
Release of RSU settlement shares	$ 840		(840)
Release of RSU settlement shares (in shares)	470,319
Balance at Dec. 31, 2019	$ 229,112	1,560	8,645	19,348	(130,713)	(1,282)	126,670
Balance (in shares) at Dec. 31, 2019	119,150,667
Statement of equity [Line Items]
Net loss	$ 0	0	0	0	(31,234)	0	(31,234)
Other comprehensive income						2,020	2,020
Share-based compensation expense recognized			4,172				4,172
Equity Offering, net of issuance costs	$ 36,090						36,090
Equity Offering, net of issuance costs (in shares)	15,656,675
Wheaton warrants		4,800					4,800
Exercise of share options	$ 4,254		(1,440)				2,814
Exercise of share options (in shares)	2,217,499
Share options forfeited or expired			(1)	1
Release of RSU settlement shares	$ 975		(975)
Release of RSU settlement shares (in shares)	467,327
Balance at Dec. 31, 2020	$ 270,431	$ 6,360	$ 10,401	$ 19,349	$ (161,947)	$ 738	$ 145,332
Balance (in shares) at Dec. 31, 2020	137,492,168